SEGMENT REPORTING (Summary of Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues from external customers	$ 263,622	$ 228,321	$ 189,528
Operating loss	(7,768)	(48,856)	(33,402)
Financial income (expenses), net	925	1,015	717
Other income		35	240
Loss before taxes on income	(6,843)	(47,806)	(32,445)
Segment goodwill	25,219	18,867	18,579
Segment identifiable assets	319,098	323,011	354,697
PAD [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	236,516	208,280	185,601
Operating loss	7,802	(31,422)	(26,537)
Financial income (expenses), net	1,199	1,226	813
Other income		35	240
Loss before taxes on income	9,001	(30,161)	(25,484)
Segment goodwill	14,935	8,206	8,206
Segment identifiable assets	270,420	284,198	350,904
EBU [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	27,106	20,041	3,927
Operating loss	(15,570)	(17,434)	(6,865)
Financial income (expenses), net	(274)	(211)	(96)
Other income
Loss before taxes on income	(15,844)	(17,645)	(6,961)
Segment goodwill	10,284	10,661	10,373
Segment identifiable assets	$ 23,459	$ 19,946	$ 3,793